Unaudited Consolidated Condensed Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Convertible Preferred Stock Vicarious Surgical US Inc. [Member]	Additional Paid-in Capital Vicarious Surgical US Inc. [Member]	Additional Paid-in Capital	Accumulated Deficit Vicarious Surgical US Inc. [Member]	Accumulated Deficit	Class A & B Common Stock Vicarious Surgical US Inc. [Member]	Vicarious Surgical US Inc. [Member]	Total
Balance at Dec. 31, 2018				$ 23,155,000	$ 831,000		$ (9,402,000)		$ 1,000	$ (8,570,000)
Balance (in Shares) at Dec. 31, 2018				12,990,948					4,471,028
Issuance of Series A-2 convertible preferred stock, net issuance cost of $5				$ 9,995,000
Issuance of Series A-2 convertible preferred stock, net issuance cost of $5 (in Shares)				3,043,029
Exercise of common stock options					30,000					30,000
Exercise of common stock options (in Shares)									77,605
Stock-based compensation					336,000					336,000
Vesting of restricted stock
Vesting of restricted stock (in Shares)									791,666
Net loss							(9,314,000)			(9,314,000)
Balance at Dec. 31, 2019				$ 33,150,000	1,197,000		(18,716,000)		$ 1,000	(17,518,000)
Balance (in Shares) at Dec. 31, 2019				16,033,977					5,340,299
Exercise of common stock options
Exercise of common stock options (in Shares)									437
Stock-based compensation					158,000					158,000
Vesting of restricted stock
Vesting of restricted stock (in Shares)									395,832
Net loss							(5,750,000)			(5,750,000)
Balance at Jun. 30, 2020			$ 863	$ 33,150,000	1,355,000	$ 24,137	(24,466,000)	$ (26,704)	$ 1,000	(23,110,000)	$ (1,704)
Balance (in Shares) at Jun. 30, 2020			8,625,000	16,033,977					5,736,568
Balance at Dec. 31, 2019				$ 33,150,000	1,197,000		(18,716,000)		$ 1,000	(17,518,000)
Balance (in Shares) at Dec. 31, 2019				16,033,977					5,340,299
Series A-3 financing, Net Issuance Cost of $95				$ 13,520,000
Series A-3 financing, Net Issuance Cost of $95 (in Shares)				4,143,304
Issuance of common stock warrants					85,000					85,000
Exercise of common stock options					43,000					43,000
Exercise of common stock options (in Shares)									132,477
Stock-based compensation					448,000					448,000
Vesting of restricted stock
Vesting of restricted stock (in Shares)									791,665
Net loss							(12,875,000)			(12,875,000)
Balance at Dec. 31, 2020		$ 452	$ 863	$ 46,670,000	1,773,000	14,461,394	(31,591,000)	(9,462,708)	$ 1,000	(29,817,000)	5,000,001
Balance (in Shares) at Dec. 31, 2020		4,519,532	8,625,000	20,177,281					6,264,441
Balance at Mar. 31, 2020				$ 33,150,000	1,274,000		(21,419,000)		$ 1,000	(20,144,000)
Balance (in Shares) at Mar. 31, 2020				16,033,977					5,538,527
Exercise of common stock options
Exercise of common stock options (in Shares)									125
Stock-based compensation					81,000					81,000
Vesting of restricted stock
Vesting of restricted stock (in Shares)									197,916
Net loss							(3,047,000)			(3,047,000)
Balance at Jun. 30, 2020			$ 863	$ 33,150,000	1,355,000	24,137	(24,466,000)	(26,704)	$ 1,000	(23,110,000)	(1,704)
Balance (in Shares) at Jun. 30, 2020			8,625,000	16,033,977					5,736,568
Balance at May. 05, 2020
Balance (in Shares) at May. 05, 2020
Issuance of Class B ordinary shares to Sponsor	[1]		$ 863			24,137					25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	[1]		8,625,000
Net loss								(26,704)			(26,704)
Balance at Jun. 30, 2020			$ 863	$ 33,150,000	1,355,000	24,137	(24,466,000)	(26,704)	$ 1,000	(23,110,000)	(1,704)
Balance (in Shares) at Jun. 30, 2020			8,625,000	16,033,977					5,736,568
Balance at May. 05, 2020
Balance (in Shares) at May. 05, 2020
Shares subject to possible redemption		$ (2,998)				(299,801,682)					(299,804,680)
Shares subject to possible redemption (in Shares)		(29,980,468)
Issuance of Class B ordinary shares to Sponsor			$ 863			24,137					25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)			8,625,000
Sale of units in initial public offering, less fair value of public warrants		$ 3,450				333,094,050					333,097,500
Sale of units in initial public offering, less fair value of public warrants (in Shares)		34,500,000
Offering costs						(18,855,111)					(18,855,111)
Net loss								(9,462,708)			(9,462,708)
Balance at Dec. 31, 2020		$ 452	$ 863	$ 46,670,000	1,773,000	14,461,394	(31,591,000)	(9,462,708)	$ 1,000	(29,817,000)	5,000,001
Balance (in Shares) at Dec. 31, 2020		4,519,532	8,625,000	20,177,281					6,264,441
Shares subject to possible redemption		$ 32				3,183,498					3,183,530
Shares subject to possible redemption (in Shares)		318,353
Net loss								(3,183,527)			(3,183,527)
Balance at Mar. 31, 2021		$ 484	$ 863	$ 46,670,000	2,085,000	17,644,892	(36,822,000)	(12,646,235)	$ 1,000	(34,736,000)	5,000,004
Balance (in Shares) at Mar. 31, 2021		4,837,885	8,625,000	20,177,281					6,405,143
Balance at Dec. 31, 2020		$ 452	$ 863	$ 46,670,000	1,773,000	14,461,394	(31,591,000)	(9,462,708)	$ 1,000	(29,817,000)	5,000,001
Balance (in Shares) at Dec. 31, 2020		4,519,532	8,625,000	20,177,281					6,264,441
Exercise of common stock options					111,000					111,000
Exercise of common stock options (in Shares)									132,207
Stock-based compensation					625,000					625,000
Vesting of restricted stock
Vesting of restricted stock (in Shares)									65,974
Net loss							(11,869,000)			(11,869,000)
Balance at Jun. 30, 2021		$ 694	$ 863	$ 46,670,000	2,509,000	38,674,682	(43,460,000)	(33,676,229)	$ 1,000	(40,950,000)	5,000,010
Balance (in Shares) at Jun. 30, 2021		6,940,885	8,625,000	20,177,281					6,462,622
Balance at Mar. 31, 2021		$ 484	$ 863	$ 46,670,000	2,085,000	17,644,892	(36,822,000)	(12,646,235)	$ 1,000	(34,736,000)	5,000,004
Balance (in Shares) at Mar. 31, 2021		4,837,885	8,625,000	20,177,281					6,405,143
Shares subject to possible redemption		$ 210				21,029,790					21,030,000
Shares subject to possible redemption (in Shares)		2,103,000
Exercise of common stock options					55,000					55,000
Exercise of common stock options (in Shares)									57,479
Stock-based compensation					369,000					369,000
Vesting of restricted stock
Net loss							(6,638,000)	(21,029,994)		(6,638,000)	(21,029,994)
Balance at Jun. 30, 2021		$ 694	$ 863	$ 46,670,000	$ 2,509,000	$ 38,674,682	$ (43,460,000)	$ (33,676,229)	$ 1,000	$ (40,950,000)	$ 5,000,010
Balance (in Shares) at Jun. 30, 2021		6,940,885	8,625,000	20,177,281					6,462,622

[1]	As of June 30, 2020, included up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On July 24, 2020, the underwriters fully exercised the over-allotment option; thus, these shares were no longer subject to forfeiture.